TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Expected credit loss at beginning	€ 101	€ 30
Additions	0	71
Reversal	(95)	0
Expected credit loss at ending	6	101	€ 30
Accrued salaries	312	232
Current gaming tax liabilities	1,678	1,510
Others	397	272
Total	2,387	2,014
Codere Online Business [Member]
Reserve Quantities [Line Items]
Expected credit loss at beginning	€ 101	30	53
Additions		71	0
Reversal		0	(23)
Expected credit loss at ending		101	30
Accrued salaries		232	238	€ 341
Current gaming tax liabilities		1,510	0	1,069
Others		272	1,225	0
Total		€ 2,014	€ 1,463	€ 1,410